Cost of Revenue - Summary of Cost of Revenue (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cost of Revenue [Abstract]
Cost of vehicle	¥ 2,210,715,054	$ 346,909,433	¥ 619,227,148	¥ 11,176,116
Commission to car dealerships	375,702,902	58,955,984	117,985,878	158,100,562
Leasing interest expense	119,692,726	18,782,401	132,322,922	116,965,519
Staff cost	105,771,335	16,597,831	73,975,397	72,999,170
Staff incentive	61,894,967	9,712,671	84,046,881	98,173,090
Others	84,232,888	13,217,977	70,562,523	81,852,960
Cost of revenue	¥ 2,958,009,872	$ 464,176,297	¥ 1,098,120,749	¥ 539,267,417